Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment, Net
PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost (1):
Land, buildings and leasehold improvements (2)	$400,769	$390,870
Instruments, machinery and equipment (3)	709,601	697,761
Office furniture and other	80,554	80,486
Motor vehicles and airplanes	77,622	125,813
	1,268,546	1,294,930
Accumulated depreciation	(827,011)	(813,522)
Depreciated cost	$441,535	$481,408

Depreciation expenses for the years ended December 31, 2014, 2013 and 2012 amounted to $79,457, $83,445 and $89,551, respectively.

(1)	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $17,591 and $17,673 as of December 31, 2014 and 2013, respectively.

(2)	Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet):

	Israel (a)	U.S. (b)	Other Countries (c)
Owned	2,174,000	714,000	891,000
Leased	1,839,000	640,000	308,000

(a)
Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems’ Israeli subsidiaries.

(b)	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primarily in Texas, New Hampshire, Florida, Alabama and Virginia.

(c)	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.

(3)	Includes equipment produced by the Company for its own use in the aggregate amount of $108,642 and $106,211 as of December 31, 2014 and 2013, respectively.

As for pledges of assets – see Note 20(I).